Financial Risk Management Objectives and Policies - Schedule of Undiscounted Cash Flows of the Non-Derivative Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	€ 6,360	€ 4,555
Future interest commitments	1,564	1,350
Trade and other payables	973	663
Other long-term liabilities	36	56
Lease liabilities	792	55
Fixed assets suppliers	443	610
Total maturity profile	10,168	7,289
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	803	273
Future interest commitments	214	160
Trade and other payables	973	663
Other long-term liabilities	0	0
Lease liabilities	110	19
Fixed assets suppliers	279	184
Total maturity profile	2,264	1,299
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,569	2,509
Future interest commitments	853	552
Other long-term liabilities	36	56
Lease liabilities	412	28
Fixed assets suppliers	164	426
Total maturity profile	5,149	3,571
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,988	1,773
Future interest commitments	497	638
Lease liabilities	270	8
Fixed assets suppliers	0	0
Total maturity profile	€ 2,755	€ 2,419